Investment Strategy	Jun. 24, 2026
TappAlpha Cboe Magnificent 10 Growth & Daily Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through long exposure to the ten companies that comprise the Index, while simultaneously using a call option strategy to generate income. The Fund is designed to provide investors with exposure to the performance associated with the Index, subject to a limit on potential gains, while providing incremental income.
The long component of the strategy consists of replicating the Index by investing in the common stock of the 10 issuers that comprise the Index. The options portion of the strategy uses a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. Through this call option strategy, the Fund sells or “writes” exchange-traded call options to generate income from option premiums. These may include but are not limited to selling call options on MGTN or the individual stocks of issuers that comprise the Index.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily utilize 0DTE call options, the Fund may also utilize options with longer durations, including weekly or monthly expirations, and may purchase put options or put spreads (buying a put option at one strike price while simultaneously selling a put option at a lower strike price), in connection with its options overlay strategy. The Fund may also implement multi-leg option strategies such as credit spreads, call spreads, and put spreads as defensive actions during periods of heightened market volatility. Multi-leg option strategies involve buying and/or selling options at different strike prices and/or different expiration dates on the same underlying. Compared to a similar strategy using monthly call options, in the Adviser's opinion, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. In the Adviser's opinion, the Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of MGTN beyond a certain point. If the value of MGTN increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if MGTN appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to MGTN and the sold 0DTE call positions) will limit the Fund’s participation in gains of MGTN beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of MGTN into current income.

To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser generally sells “out-of-the-money” same day call options on MGTN (or the component securities that comprise the MGTN) between 0% and 10% “out of the money” at the time of purchase. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer will typically exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The tradeoff with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.

With respect to the Fund’s covered call options, the Adviser aims to cover the entire notional value of the underlying security. However, the Fund’s notional exposure will drift during each trading day. The notional value of the options will not be permitted to deviate with respect to the underlying security by plus or minus more than 5%. The Fund may reallocate its portfolio at the end of each trading day. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.

The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next, and may include a return of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments that provide exposure to MGTN, including the common stocks of companies included in the Index (“80% Investment Policy”). “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund may also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.

Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily “out-of-the-money” covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options.  Theta decay measures how much an option's value is expected to decrease due to the passage of time, assuming all other factors remain unchanged. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●Reduced Time Risk:  By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security ’s price trajectory. This approach offers the best chance to participate in both the underlying security's performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in MGTN or in any companies that comprise the MGTN, nor is the Fund a traditionally passively managed index fund. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of MGTN.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it may invest a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by the CBOE Magnificent 10 Index.

Information about the CBOE Magnificent 10 Index

The Cboe Magnificent 10 Index is an equal-weighted benchmark composed of 10 large-cap (i.e., $500 million or more in market capitalization) U.S.-listed technology and growth-oriented companies with listed options. The index is designed to capture price return exposure to firms selected for their scale, liquidity, and innovation leadership. Constituents are fixed unless adjusted due to corporate actions. Replacements are selected from a reserve list based on market capitalization, trading volume, and classification under the Technology sector. MGTN is reviewed quarterly for reserve list updates and rebalanced monthly. The ten companies currently comprising MGTN are: Alphabet Inc., Amazon.com, Inc., Apple Inc., Meta Platforms, Inc., Microsoft Corporation, NVIDIA Corporation, Tesla Inc., Broadcom, Inc., Palantir Technologies, Inc. and Advanced Micro Devices, Inc. (each, a “Reference Asset,” together, the “Reference Assets”).

Information about the Reference Assets

Alphabet Inc. (“Alphabet”) provides online advertising services in the United States, Europe, the Middle East, Africa, the Asia-Pacific, Canada, and Latin America. The company offers performance and brand advertising services. Alphabet is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Alphabet Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37580 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Alphabet Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Alphabet is assigned to the communication services sector and interactive media & services industry.

Amazon.com, Inc. (“Amazon”) engages in the retail sale of consumer products and subscriptions in North America and internationally. The company operates through three segments: North America, International, and Amazon Web Services. Amazon is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Amazon.com, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 000-22513 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Amazon.com, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Apple, Inc. (“Apple”) designs, manufactures, and markets smartphones, personal computers, tablets, wearables, and accessories worldwide. It also sells various related services. Apple is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Apple, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-36743 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Apple, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Meta Platforms, Inc. (“Meta”) develops products that enable people to connect and share with friends and family through mobile devices, personal computers, virtual reality headsets, wearables, and in-home devices worldwide. Meta is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Meta Platforms, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-35551 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Meta Platforms, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

Microsoft Corporation (“Microsoft”) develops, licenses, and supports software, services, devices, and solutions worldwide. Microsoft is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Microsoft pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-37845 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Microsoft Corporation may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents.

NVIDIA Corp. (“NVIDIA”) designs, develops, and markets three-dimensional (3D) graphics processors and related software. NVIDIA offers products that provide interactive 3D graphics to the mainstream personal computer market. NVIDIA pioneered accelerated computing to help solve the most challenging computational problems. The company’s graphics processing units (GPUs) were initially used to simulate human imagination, enabling the virtual worlds of video games and films. NVIDIA has leveraged its GPU architecture to create platforms for scientific computing, artificial intelligence, data science, autonomous vehicles, robotics, metaverse, and 3D internet applications. NVIDIA’s GPU brands are GeForce for games, Quadro/NVIDIA RTX GPUs for enterprise workstation graphics, and virtual GPU, for cloud-based visual and virtual computing. The company generates about 30% of the total revenue from the US. NVIDIA is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by NVIDIA Corp. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 0-23985 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding NVIDIA Corp. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, NVIDIA is assigned to the semiconductors and related devices industry.

Tesla, Inc. (“Tesla”) operates as a multinational automotive and clean energy company. Founded in 2003, Tesla designs, develops, manufactures, and markets high-performance, technologically advanced electric cars and solar energy generation and energy storage products. Tesla sells more than five fully electric cars, among others, the Model X and Y SUVs, as well as the Model S sedan and Model 3 sedan. It has a growing global network of Tesla Superchargers, which are industrial grade, high-speed vehicle chargers, typically placed along well-traveled routes to allow Tesla-owners quick and reliable charging. Tesla offers certain advanced driver assist systems under its Autopilot and Full Self-Driving options. The US customers generate about half of Tesla’s sales. Tesla is registered under the Securities Exchange Act of 1934, as amended (the “Exchange Act”). Information provided to or filed with the Securities and Exchange Commission by Tesla, Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-34756 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Tesla, Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Tesla is assigned to the motor vehicles and passenger car bodies industry.

Broadcom Inc. (“Broadcom”) is engaged in manufacturing semiconductor products. AVGO is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Broadcom Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-38449 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Broadcom Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Broadcom is assigned to the information technology sector and the semiconductors and semiconductor equipment industry.

Palantir Technologies Inc. (“Palantir”) specializes in software platforms for big data analytics. Palantir is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Palantir Technologies Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-39540 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Palantir Technologies Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, Palantir is assigned to the information technology sector and the software industry.

Advanced Micro Devices Inc. (“AMD”) is a global semiconductor company. AMD is registered under the Exchange Act. Information provided to or filed with the Securities and Exchange Commission by Advanced Micro Devices Inc. pursuant to the Exchange Act can be located by reference to the Securities and Exchange Commission file number 001-07882 through the Securities and Exchange Commission’s website at www.sec.gov. In addition, information regarding Advanced Micro Devices Inc. may be obtained from other sources including, but not limited to, press releases, newspaper articles and other publicly disseminated documents. As of the date of this prospectus, AMD is assigned to the technology sector and the semiconductors industry.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments that provide exposure to MGTN, including the common stocks of companies included in the Index (“80% Investment Policy”).
TappAlpha Small-Cap Growth & Daily Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively managed exchange-traded fund (“ETF”) that seeks to achieve its investment objectives through obtaining long exposure to the Russell 2000® Index, while simultaneously using a call option strategy to generate income. The Fund is designed to provide investors with exposure to the performance associated with the Index, subject to a limit on potential gains, while providing incremental income.
The long component of the strategy consists of investing in exchange-traded funds (“ETFs”) that provide exposure to the Index. ETFs in which the Fund may invest to gain exposure to the Index include, but are not limited to, the iShares Russell 2000 ETF (“IWM”) or the Vanguard Russell 2000 ETF (“VTWO”). The options portion of the strategy uses a daily covered call option strategy that sells “out of the money” call options with zero days to expiration each day, known as a “daily call”. Daily call options having zero days to expiration are also known as “0DTE” options. Through this call option strategy, the Fund sells or “writes” exchange-traded call options on the Russell 2000® Index (“RUT”) to generate income from option premiums.

The Fund will receive premium income for each call option sold. The expiration dates at the time of purchase for the Fund’s sold call options will range from the same day to one week. While the Fund expects to primarily utilize 0DTE call options, the Fund may use options expiring weekly or purchase put options, or put spreads (buying a put option at one strike price while simultaneously selling a put option at a lower strike price), in connection with its options overlay strategy. The Fund may also implement multi-leg option strategies such as credit spreads, call spreads, and put spreads as defensive actions during periods of heightened market volatility. Multi-leg option strategies involve buying and/or selling options at different strike prices and/or different expiration dates on the same underlying. Compared to a similar strategy using monthly call options, in the Adviser's opinion, a strategy using daily call options provides a higher income potential and a more stable income level in volatile markets. In the Adviser's opinion, the Fund’s use of daily or 0DTE call options provides a higher likelihood of participating more closely in the capital performance of the underlying security as compared to covered call strategies with longer time horizons. However, it is important to note that the sale of these call options to generate income will limit the Fund’s ability to participate in increases in value of the Russell 2000 beyond a certain point. If the value of the Russell 2000 increases, the above-referenced long exposure would allow the Fund to experience similar percentage gains. However, if the Russell 2000 appreciates in value beyond the strike price of the call option contracts that the Fund has sold to generate income, the Fund will lose money on those short call positions, and the losses will, in turn, limit the upside return of the Fund’s long exposure. As a result, the Fund’s overall strategy (i.e., the combination of the long exposure to the Russell 2000 and the sold 0DTE call positions on the Russell 2000) will limit the Fund’s participation in gains of the Russell 2000 beyond a certain point. This strategy effectively converts a portion of the potential upside price return growth of the Russell 2000 into current income.
To implement the Fund’s investment strategy, at the beginning of each trading day, the Adviser generally sell “out-of-the-money” same day call options on the Russell 2000, typically between 0% and 10% “out of the money” at the time of purchase. In general, an option is a contract that gives the purchaser of the option, in return for a premium, the right to buy from the seller (writer) of the option the security underlying the option at a specified exercise price (the “strike price”) at a specified expiration date. The strike price of an option is the price at which the underlying security can be bought or sold. The difference between the option’s strike price and the price of the underlying security determines if an option is “out of the money” or “in the money”. A call option is “out of the money” if the strike price of the option is higher than the current price of the underlying security. A call option is “in the money” if the strike price of the option is lower than the current price of the underlying security. At the expiration date, if the option is “in-the-money”, the buyer will typically exercise the option, benefiting from the ability to purchase the underlying security from the seller at a price lower than the current market price. If the option is “out-of-the-money”, the option likely will not be exercised, benefiting the seller who retains the underlying security. The tradeoff with respect to purchasing same day call options between 0% and 5% “out of the money” is, the closer the option position to the price of the underlying security, the larger the option premium, but the lower the cap is set to participate in the capital appreciation of the underlying security.  The higher it is set, the less income is generated from premiums, but the higher the ceiling is to participate in the capital appreciation of the underlying security.
With respect to the Fund’s covered call options, the Adviser aims to cover the entire notional value of the underlying reference asset (primarily the Russell 2000). However, the Fund’s notional exposure will drift during each trading day. The notional value of the options will not be permitted to deviate with respect to the reference asset by plus or minus more than 5%. The Fund may reallocate its portfolio at the end of each trading day. That is, the Fund may allow each day’s options to expire and then settle them in cash. The Fund may also close an options position before its expiration at the end of a trading day if the Adviser believes the option has yielded a majority of its potential return, and then open another option that expires the same day to generate additional premium, or to roll the option to prevent its expiry in the money.
The Fund is managed in a way that seeks, under normal circumstances, to provide monthly distributions. There is no guarantee, however, that the Fund will make a distribution in any given month, and the amounts of the distribution may vary greatly from one distribution to the next, and may include a return of capital. Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments that provide exposure to the Russell 2000 (“80% Investment Policy”). “Assets” means net assets plus the amount of borrowings for investment purposes.

The Fund may also hold short-term U.S. Treasury securities as collateral in connection with the Fund's options strategy and to generate income. The income generated by these securities will be influenced by interest rates at the time of investment. Further income, in the form of option premiums received from sales of call options, will be primarily influenced by the volatility of the Index’s value, although other factors, including interest rates, will also impact the level of income.

Investment Process: In managing the equity portion of the Fund’s portfolio, the Adviser has developed a unique approach to daily “out-of-the-money” covered call options strategy, powered by the Adviser’s proprietary research process.

In pursuing the Fund’s investment strategy, the Adviser considers a number of criteria including:

●Income Generation: The Adviser’s technology identifies the optimal strike price daily, factoring in market volatility, historical data, planned market events, and other dynamic parameters. This approach not only increases the potential for consistent, additive income generation but also retains the opportunity for capital appreciation.

●Maximized Theta Decay: By writing call options at the beginning of each trading day that expire the same day, the Adviser seeks to capitalize on the rapid time decay of the options.  Theta decay measures how much an option's value is expected to decrease due to the passage of time, assuming all other factors remain unchanged. Out-of-the-money options expiring the same day are less likely to end up in-the-money at expiration than longer-term options. A shift into in-the-money option positions means the strike price of the option is lower than the price of the underlying security in which case the Fund could incur a loss. Options expiring in one week are not designed to maximize theta decay.

●Reduced Time Risk:  By focusing on options with short-term expirations (that is one day), the Adviser seeks to minimize the chances that the intrinsic value of the option (the difference between an option’s strike price and the underlying asset’s price) adversely affect the option's value.

●Flexibility: As market conditions change, the Adviser will adjust its position daily to re-align with the underlying security ’s price trajectory. This approach offers the best chance to participate in both the underlying security's performance and the simultaneous harvesting of daily options premiums.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

An investment in the Fund is not an investment in the Russell 2000 or in any companies that comprise the Russell 2000, nor is the Fund a traditionally passively managed index fund. Neither the Fund nor any of its affiliates makes any representation to you as to the performance of the Russell 2000.

The Fund is classified as “non-diversified” for purposes of the 1940 Act, which means it may invest a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund.

The Fund, Trust, Adviser, and Sub-Adviser are not affiliated with nor endorsed by the Russell 2000® Index.

Information about the Russell 2000® Index
The Russell 2000® Index measures the performance of the small-capitalization sector of the U.S. equity market, as defined by FTSE Russell (the “Index Provider” or “Russell”). The Index is a subset of the Russell 3000 Index, which measures the performance of the broad U.S. equity market, as defined by Russell. The Index is a float- adjusted capitalization-weighted index of equity securities issued by the approximately 1,953 smallest issuers in the Russell 3000 Index. As of March 31, 2026, the Index represented approximately 5% of the total market capitalization of the Russell 3000 Index. As of March 31, 2026, a significant portion of the Index is represented by securities of companies in the financials, healthcare and industrials industries or sectors. The components of the Index are likely to change over time.

Rule 35d-1 Eighty Percent Investment Policy [Text Block]	Under normal circumstances, the Fund invests at least 80% of its net assets in financial instruments that provide exposure to the Russell 2000 (“80% Investment Policy”).